Principal LifeTime Strategic Income Fund [Member]
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
The Fund seeks current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime Strategic Income Fund [Member]	Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Principal LifeTime Strategic Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Net Expenses (as a percentage of Assets)	0.63%	1.51%	1.38%	1.20%	1.01%	0.89%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime Strategic Income Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Strategic Income Fund, Institutional Class [Member]	64	202	351	786
Principal LifeTime Strategic Income Fund, Class R-1 [Member]	154	477	824	1,802
Principal LifeTime Strategic Income Fund, Class R-2 [Member]	140	437	755	1,657
Principal LifeTime Strategic Income Fund, Class R-3 [Member]	122	381	660	1,455
Principal LifeTime Strategic Income Fund, Class R-4 [Member]	103	322	558	1,236
Principal LifeTime Strategic Income Fund, Class R-5 [Member]	91	284	493	1,096

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.40% Russell 3000® Index, 5.60% MSCI EAFE Index NDTR D, and 75.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.45% Russell 3000® Index, 5.55% MSCI EAFE Index NDTR D, and 75.00% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.26%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime Strategic Income Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.46%	3.03%	5.56%
Principal LifeTime Strategic Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.59%	1.77%	4.33%
Principal LifeTime Strategic Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.26%	1.85%	4.13%
Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	8.46%	2.12%	4.64%
Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	8.71%	2.27%	4.81%
Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	8.84%	2.44%	4.96%
Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	9.05%	2.64%	5.16%
Principal LifeTime Strategic Income Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	9.20%	2.77%	5.31%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime Strategic Income Blended Index [Member]	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	7.05%	5.03%	6.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2010 Fund [Member]
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2010 Fund [Member]	Principal Lifetime 2010 Fund, Institutional Class [Member]	Principal Lifetime 2010 Fund, Class R-1 [Member]	Principal Lifetime 2010 Fund, Class R-2 [Member]	Principal Lifetime 2010 Fund, Class R-3 [Member]	Principal Lifetime 2010 Fund, Class R-4 [Member]	Principal Lifetime 2010 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net Expenses (as a percentage of Assets)	0.67%	1.54%	1.41%	1.23%	1.04%	0.92%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2010 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Lifetime 2010 Fund, Institutional Class [Member]	68	214	373	835
Principal Lifetime 2010 Fund, Class R-1 [Member]	157	486	839	1,834
Principal Lifetime 2010 Fund, Class R-2 [Member]	144	446	771	1,691
Principal Lifetime 2010 Fund, Class R-3 [Member]	125	390	676	1,489
Principal Lifetime 2010 Fund, Class R-4 [Member]	106	331	574	1,271
Principal Lifetime 2010 Fund, Class R-5 [Member]	94	293	509	1,131

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 28.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index were 32.40% Russell 3000® Index, 11.60% MSCI EAFE Index NDTR D, and 56.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2010 Blended Index will be 31.35% Russell 3000® Index, 11.15% MSCI EAFE Index NDTR D, and 57.50% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-16.27%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2010 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal Lifetime 2010 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	12.04%	2.37%	6.22%
Principal Lifetime 2010 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	11.29%	1.37%	5.21%
Principal Lifetime 2010 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.01%	1.49%	4.91%
Principal Lifetime 2010 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	10.96%	1.46%	5.28%
Principal Lifetime 2010 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	11.17%	1.61%	5.43%
Principal Lifetime 2010 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	11.29%	1.78%	5.61%
Principal Lifetime 2010 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	11.64%	1.98%	5.81%
Principal Lifetime 2010 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	11.70%	2.11%	5.95%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2010 Blended Index [Member]	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	9.41%	3.39%	6.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2015 Fund [Member]
PRINCIPAL LIFETIME 2015 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2015 Fund [Member]	Principal LifeTime 2015 Fund, Institutional Class [Member]	Principal LifeTime 2015 Fund, Class R-1 [Member]	Principal LifeTime 2015 Fund, Class R-2 [Member]	Principal LifeTime 2015 Fund, Class R-3 [Member]	Principal LifeTime 2015 Fund, Class R-4 [Member]	Principal LifeTime 2015 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Net Expenses (as a percentage of Assets)	0.70%	1.58%	1.45%	1.27%	1.08%	0.96%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2015 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2015 Fund, Institutional Class [Member]	72	224	390	871
Principal LifeTime 2015 Fund, Class R-1 [Member]	161	499	860	1,878
Principal LifeTime 2015 Fund, Class R-2 [Member]	148	459	792	1,735
Principal LifeTime 2015 Fund, Class R-3 [Member]	129	403	697	1,534
Principal LifeTime 2015 Fund, Class R-4 [Member]	110	343	595	1,317
Principal LifeTime 2015 Fund, Class R-5 [Member]	98	306	531	1,178

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Life of Fund results are measured from the date the Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2015 Blended Index were 39.25% Russell 3000® Index, 14.50% MSCI EAFE Index NDTR D, and 46.25% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2015 Blended Index will be 37.55% Russell 3000® Index, 13.70% MSCI EAFE Index NDTR D, and 48.75% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	14.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-10.77%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2015 Fund [Member]	Label	1 Year	Since Inception	Inception Date
Principal LifeTime 2015 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	13.07%	3.57%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	11.98%	2.63%
Principal LifeTime 2015 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.12%	2.60%
Principal LifeTime 2015 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	12.11%	2.57%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	12.27%	2.73%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	12.45%	2.88%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	12.56%	3.09%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	12.83%	3.22%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	16.42%	4.12%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.76%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(2.15%)
Principal LifeTime 2015 Blended Index [Member]	Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.20%	4.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2020 Fund [Member]
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2020 Fund [Member]	Principal LifeTime 2020 Fund, Institutional Class [Member]	Principal LifeTime 2020 Fund, Class R-1 [Member]	Principal LifeTime 2020 Fund, Class R-2 [Member]	Principal LifeTime 2020 Fund, Class R-3 [Member]	Principal LifeTime 2020 Fund, Class R-4 [Member]	Principal LifeTime 2020 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net Expenses (as a percentage of Assets)	0.72%	1.59%	1.46%	1.28%	1.09%	0.97%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2020 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2020 Fund, Institutional Class [Member]	74	230	401	894
Principal LifeTime 2020 Fund, Class R-1 [Member]	162	502	866	1,889
Principal LifeTime 2020 Fund, Class R-2 [Member]	149	462	797	1,746
Principal LifeTime 2020 Fund, Class R-3 [Member]	130	406	702	1,545
Principal LifeTime 2020 Fund, Class R-4 [Member]	111	347	601	1,329
Principal LifeTime 2020 Fund, Class R-5 [Member]	99	309	536	1,190

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2020 Blended Index were 47.45% Russell 3000® Index, 17.55% MSCI EAFE Index NDTR D, and 35.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2020 Blended Index will be 45.95% Russell 3000® Index, 16.80% MSCI EAFE Index NDTR D, and 37.25% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-18.35%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2020 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime 2020 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	14.71%	1.94%	6.88%
Principal LifeTime 2020 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.03%	1.09%	5.96%
Principal LifeTime 2020 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.80%	1.23%	5.57%
Principal LifeTime 2020 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	13.69%	1.03%	5.94%
Principal LifeTime 2020 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	13.84%	1.17%	6.08%
Principal LifeTime 2020 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	13.99%	1.34%	6.27%
Principal LifeTime 2020 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	14.25%	1.53%	6.46%
Principal LifeTime 2020 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	14.39%	1.67%	6.60%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2020 Blended Index [Member]	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.87%	2.46%	6.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2025 Fund [Member]
PRINCIPAL LIFETIME 2025 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2025 Fund [Member]	Principal LifeTime 2025 Fund, Institutional Class [Member]	Principal LifeTime 2025 Fund, Class R-1 [Member]	Principal LifeTime 2025 Fund, Class R-2 [Member]	Principal LifeTime 2025 Fund, Class R-3 [Member]	Principal LifeTime 2025 Fund, Class R-4 [Member]	Principal LifeTime 2025 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net Expenses (as a percentage of Assets)	0.74%	1.62%	1.49%	1.31%	1.12%	1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2025 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2025 Fund, Institutional Class [Member]	76	237	411	918
Principal LifeTime 2025 Fund, Class R-1 [Member]	165	511	881	1,922
Principal LifeTime 2025 Fund, Class R-2 [Member]	152	471	813	1,779
Principal LifeTime 2025 Fund, Class R-3 [Member]	133	415	718	1,579
Principal LifeTime 2025 Fund, Class R-4 [Member]	114	356	617	1,363
Principal LifeTime 2025 Fund, Class R-5 [Member]	102	318	552	1,225

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Life of Fund results are measured from the date the Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2025 Blended Index were 51.65% Russell 3000® Index, 19.25% MSCI EAFE Index NDTR D, and 29.10% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2025 Blended Index will be 51.15% Russell 3000® Index, 18.55% MSCI EAFE Index NDTR D, and 30.30% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-13.65%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2025 Fund [Member]	Label	1 Year	Since Inception	Inception Date
Principal LifeTime 2025 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.23%	3.18%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.24%	2.44%
Principal LifeTime 2025 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.60%	2.40%
Principal LifeTime 2025 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	14.24%	2.28%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	14.31%	2.41%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	14.47%	2.56%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	14.68%	2.78%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	14.81%	2.90%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.76%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	4.12%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(2.15%)
Principal LifeTime 2025 Blended Index [Member]	Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.61%	3.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2030 Fund [Member]
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2030 Fund [Member]	Principal LifeTime 2030 Fund, Institutional Class [Member]	Principal LifeTime 2030 Fund, Class R-1 [Member]	Principal LifeTime 2030 Fund, Class R-2 [Member]	Principal LifeTime 2030 Fund, Class R-3, [Member]	Principal LifeTime 2030 Fund, Class R-4 [Member]	Principal LifeTime 2030 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net Expenses (as a percentage of Assets)	0.76%	1.63%	1.50%	1.32%	1.13%	1.01%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2030 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2030 Fund, Institutional Class [Member]	78	243	422	942
Principal LifeTime 2030 Fund, Class R-1 [Member]	166	514	887	1,933
Principal LifeTime 2030 Fund, Class R-2 [Member]	153	474	818	1,791
Principal LifeTime 2030 Fund, Class R-3, [Member]	134	418	723	1,590
Principal LifeTime 2030 Fund, Class R-4 [Member]	115	359	622	1,375
Principal LifeTime 2030 Fund, Class R-5 [Member]	103	322	558	1,236

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 20.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.
During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2030 Blended Index were 56.25% Russell 3000® Index, 21.00% MSCI EAFE Index NDTR D, and 22.75% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2030 Blended Index will be 55.80% Russell 3000® Index, 20.45% MSCI EAFE Index NDTR D, and 23.75% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.01%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.94%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2030 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime 2030 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.66%	1.42%	7.08%
Principal LifeTime 2030 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.03%	0.68%	6.24%
Principal LifeTime 2030 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.44%	0.86%	5.82%
Principal LifeTime 2030 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	14.51%	0.51%	6.14%
Principal LifeTime 2030 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	14.74%	0.65%	6.27%
Principal LifeTime 2030 Fund, Class R-3, [Member]	Class R-3 Return Before Taxes	14.96%	0.84%	6.46%
Principal LifeTime 2030 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	15.12%	1.03%	6.85%	[1]
Principal LifeTime 2030 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.28%	1.15%	6.79%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2030 Blended Index [Member]	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.85%	1.87%	6.90%
[1]	During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2035 Fund [Member]
PRINCIPAL LIFETIME 2035 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2035 Fund [Member]	Principal LifeTime 2035 Fund, Institutional Class [Member]	Principal LifeTime 2035 Fund, Class R-1 [Member]	Principal LifeTime 2035 Fund, Class R-2 [Member]	Principal LifeTime 2035 Fund, Class R-3 [Member]	Principal LifeTime 2035 Fund, Class R-4 [Member]	Principal LifeTime 2035 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Net Expenses (as a percentage of Assets)	0.77%	1.65%	1.52%	1.34%	1.15%	1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2035 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2035 Fund, Institutional Class [Member]	79	246	428	954
Principal LifeTime 2035 Fund, Class R-1 [Member]	168	520	897	1,955
Principal LifeTime 2035 Fund, Class R-2 [Member]	155	480	829	1,813
Principal LifeTime 2035 Fund, Class R-3 [Member]	136	425	734	1,613
Principal LifeTime 2035 Fund, Class R-4 [Member]	117	365	633	1,398
Principal LifeTime 2035 Fund, Class R-5 [Member]	105	328	569	1,259

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Life of Fund results are measured from the date the Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2035 Blended Index were 59.65% Russell 3000® Index, 23.00% MSCI EAFE Index NDTR D, and 17.35% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2035 Blended Index will be 59.25% Russell 3000® Index, 22.40% MSCI EAFE Index NDTR D, and 18.35% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-15.22%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2035 Fund [Member]	Label	1 Year	Since Inception	Inception Date
Principal LifeTime 2035 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	16.36%	2.92%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.48%	2.29%
Principal LifeTime 2035 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.31%	2.25%
Principal LifeTime 2035 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	15.34%	2.05%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.49%	2.15%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.57%	2.33%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	15.83%	2.54%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.92%	2.67%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.76%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	4.12%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(2.15%)
Principal LifeTime 2035 Blended Index [Member]	Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)	14.35%	3.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2040 Fund [Member]
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2040 Fund [Member]	Principal LifeTime 2040 Fund, Institutional Class [Member]	Principal LifeTime 2040 Fund, Class R-1 [Member]	Principal LifeTime 2040 Fund, Class R-2 [Member]	Principal LifeTime 2040 Fund, Class R-3 [Member]	Principal LifeTime 2040 Fund, Class R-4 [Member]	Principal LifeTime 2040 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net Expenses (as a percentage of Assets)	0.78%	1.65%	1.52%	1.34%	1.15%	1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2040 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2040 Fund, Institutional Class [Member]	80	249	433	966
Principal LifeTime 2040 Fund, Class R-1 [Member]	168	520	897	1,955
Principal LifeTime 2040 Fund, Class R-2 [Member]	155	480	829	1,813
Principal LifeTime 2040 Fund, Class R-3 [Member]	136	425	734	1,613
Principal LifeTime 2040 Fund, Class R-4 [Member]	117	365	633	1,398
Principal LifeTime 2040 Fund, Class R-5 [Member]	105	328	569	1,259

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2040 Blended Index were 62.80% Russell 3000® Index, 25.00% MSCI EAFE Index NDTR D, and 12.20% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2040 Blended Index will be 62.45% Russell 3000® Index, 24.35% MSCI EAFE Index NDTR D, and 13.20% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.41%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.32%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2040 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime 2040 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	16.66%	0.91%	7.07%
Principal LifeTime 2040 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.10%	0.30%	6.35%
Principal LifeTime 2040 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.13%	0.51%	5.90%
Principal LifeTime 2040 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	15.71%	0.03%	6.14%
Principal LifeTime 2040 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.75%	0.15%	6.29%
Principal LifeTime 2040 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.03%	0.34%	6.48%
Principal LifeTime 2040 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	16.25%	0.53%	6.67%
Principal LifeTime 2040 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	16.32%	0.65%	6.80%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2040 Blended Index [Member]	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	14.78%	1.38%	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2045 Fund [Member]
PRINCIPAL LIFETIME 2045 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2045 Fund [Member]	Principal LifeTime 2045 Fund, Institutional Class [Member]	Principal LifeTime 2045 Fund, Class R-1 [Member]	Principal LifeTime 2045 Fund, Class R-2 [Member]	Principal LifeTime 2045 Fund, Class R-3 [Member]	Principal LifeTime 2045 Fund, Class R-4 [Member]	Principal LifeTime 2045 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net Expenses (as a percentage of Assets)	0.79%	1.66%	1.53%	1.35%	1.16%	1.04%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2045 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2045 Fund, Institutional Class [Member]	81	252	439	978
Principal LifeTime 2045 Fund, Class R-1 [Member]	169	523	902	1,965
Principal LifeTime 2045 Fund, Class R-2 [Member]	156	483	834	1,824
Principal LifeTime 2045 Fund, Class R-3 [Member]	137	428	739	1,624
Principal LifeTime 2045 Fund, Class R-4 [Member]	118	368	638	1,409
Principal LifeTime 2045 Fund, Class R-5 [Member]	106	331	574	1,271

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 8.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Life of Fund results are measured from the date the Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2045 Blended Index were 64.35% Russell 3000® Index, 26.30% MSCI EAFE Index NDTR D, and 9.35% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2045 Blended Index will be 64.15% Russell 3000® Index, 25.95% MSCI EAFE Index NDTR D, and 9.90% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-16.15%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2045 Fund [Member]	Label	1 Year	Since Inception	Inception Date
Principal LifeTime 2045 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.07%	2.73%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.95%	2.10%
Principal LifeTime 2045 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.43%	2.06%
Principal LifeTime 2045 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.11%	1.80%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.22%	1.93%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.43%	2.10%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	16.68%	2.30%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	16.73%	2.43%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.76%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	4.12%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(2.15%)
Principal LifeTime 2045 Blended Index [Member]	Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)	15.12%	2.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2050 Fund [Member]
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2050 Fund [Member]	Principal LifeTime 2050 Fund, Institutional Class [Member]	Principal LifeTime 2050 Fund, Class R-1 [Member]	Principal LifeTime 2050 Fund, Class R-2 [Member]	Principal LifeTime 2050 Fund, Class R-3 [Member]	Principal LifeTime 2050 Fund, Class R-4 [Member]	Principal LifeTime 2050 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net Expenses (as a percentage of Assets)	0.79%	1.66%	1.53%	1.35%	1.16%	1.04%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2050 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2050 Fund, Institutional Class [Member]	81	252	439	978
Principal LifeTime 2050 Fund, Class R-1 [Member]	169	523	902	1,965
Principal LifeTime 2050 Fund, Class R-2 [Member]	156	483	834	1,824
Principal LifeTime 2050 Fund, Class R-3 [Member]	137	428	739	1,624
Principal LifeTime 2050 Fund, Class R-4 [Member]	118	368	638	1,409
Principal LifeTime 2050 Fund, Class R-5 [Member]	106	331	574	1,271

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2050 Blended Index were 65.90% Russell 3000® Index, 27.60% MSCI EAFE Index NDTR D, and 6.50% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2050 Blended Index will be 65.85% Russell 3000® Index, 27.10% MSCI EAFE Index NDTR D, and 7.05% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.98%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2050 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime 2050 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.42%	0.68%	7.26%
Principal LifeTime 2050 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.89%	0.10%	6.58%
Principal LifeTime 2050 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.65%	0.34%	6.11%
Principal LifeTime 2050 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.36%	(0.20%)	6.32%
Principal LifeTime 2050 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.56%	(0.07%)	6.46%
Principal LifeTime 2050 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.78%	0.13%	6.67%
Principal LifeTime 2050 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	16.98%	0.30%	6.86%
Principal LifeTime 2050 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	17.07%	0.42%	6.98%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2050 Blended Index [Member]	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	15.49%	1.10%	7.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2055 Fund [Member]
PRINCIPAL LIFETIME 2055 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2055 Fund [Member]		Principal LifeTime 2055 Fund, Institutional Class [Member]	Principal LifeTime 2055 Fund, Class R-1 [Member]	Principal LifeTime 2055 Fund, Class R-2 [Member]	Principal LifeTime 2055 Fund, Class R-3 [Member]	Principal LifeTime 2055 Fund, Class R-4 [Member]	Principal LifeTime 2055 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.07%	0.56%	0.48%	0.35%	0.31%	0.29%
Acquired Fund Fees and Expenses		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses (as a percentage of Assets)		0.85%	1.69%	1.56%	1.38%	1.19%	1.07%
Fee Waiver or Reimbursement	[1]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.85%	1.69%	1.56%	1.38%	1.19%	1.07%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional Class, R-1, R-2, R-3, R-4, and R-5 shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.13% for Institutional Class, 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class R-3, 0.46% for Class R-4, and 0.34% for Class R-5, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2055 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2055 Fund, Institutional Class [Member]	87	271	471	1,049
Principal LifeTime 2055 Fund, Class R-1 [Member]	172	533	918	1,998
Principal LifeTime 2055 Fund, Class R-2 [Member]	159	493	850	1,856
Principal LifeTime 2055 Fund, Class R-3 [Member]	140	437	755	1,657
Principal LifeTime 2055 Fund, Class R-4 [Member]	121	378	654	1,443
Principal LifeTime 2055 Fund, Class R-5 [Member]	109	340	590	1,306

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Life of Fund results are measured from the date the Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2055 Blended Index were 65.90% Russell 3000® Index, 27.60% MSCI EAFE Index NDTR D, and 6.50% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2055 Blended Index will be 66.10% Russell 3000® Index, 27.40% MSCI EAFE Index NDTR D, and 6.50% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.40%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-17.02%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2055 Fund [Member]	Label	1 Year	Since Inception	Inception Date
Principal LifeTime 2055 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.41%	2.54%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.70%	2.02%
Principal LifeTime 2055 Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.87%	1.98%
Principal LifeTime 2055 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.34%	1.62%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.52%	1.75%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.77%	1.96%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	17.02%	2.16%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	17.10%	2.26%	Feb. 29, 2008
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.76%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	4.12%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(2.15%)
Principal LifeTime 2055 Blended Index [Member]	Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)	15.77%	2.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal LifeTime 2060 Fund [Member]
PRINCIPAL LIFETIME 2060 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2060 Fund [Member]		Principal LifeTime 2060 Fund, Institutional Class	Principal LifeTime 2060 Fund, Class R-1	Principal LifeTime 2060 Fund, Class R-2	Principal LifeTime 2060 Fund, Class R-3	Principal LifeTime 2060 Fund, Class R-4	Principal LifeTime 2060 Fund, Class R-5
Management Fees (as a percentage of Assets)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	2.15%	0.72%	0.64%	0.51%	0.47%	0.45%
Acquired Fund Fees and Expenses	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses (as a percentage of Assets)		2.93%	1.85%	1.72%	1.54%	1.35%	1.23%
Fee Waiver or Reimbursement	[2]	(2.05%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Net Expenses (as a percentage of Assets)		0.88%	1.71%	1.58%	1.40%	1.21%	1.09%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional Class, R-1, R-2, R-3, R-4, and R-5 shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.13% for Institutional Class, 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class R-3, 0.46% for Class R-4, and 0.34% for Class R-5, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal LifeTime 2060 Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Principal LifeTime 2060 Fund, Institutional Class	90	679
Principal LifeTime 2060 Fund, Class R-1	174	566
Principal LifeTime 2060 Fund, Class R-2	161	526
Principal LifeTime 2060 Fund, Class R-3	143	470
Principal LifeTime 2060 Fund, Class R-4	123	412
Principal LifeTime 2060 Fund, Class R-5	111	374

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance will be benchmarked against the Russell 3000 Index.
Strategic Asset Management Flexible Income Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Flexible Income Portfolio [Member]	SAM Flexible Income Fund, Institutional Class [Member]	SAM Flexible Income Fund, Class R-1 [Member]	SAM Flexible Income Fund, Class R-2 [Member]	SAM Flexible Income Fund, Class R-3 [Member]	SAM Flexible Income Fund, Class R-4 [Member]	SAM Flexible Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.03%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Net Expenses (as a percentage of Assets)	0.95%	1.80%	1.67%	1.49%	1.30%	1.18%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Flexible Income Portfolio [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Flexible Income Fund, Institutional Class [Member]	97	303	525	1,166
SAM Flexible Income Fund, Class R-1 [Member]	183	566	975	2,116
SAM Flexible Income Fund, Class R-2 [Member]	170	526	907	1,976
SAM Flexible Income Fund, Class R-3 [Member]	152	471	813	1,779
SAM Flexible Income Fund, Class R-4 [Member]	132	412	713	1,568
SAM Flexible Income Fund, Class R-5 [Member]	120	375	649	1,432

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 5.5% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

•
Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Flexible Income Blended Index. The weightings for SAM Flexible Income Blended Index are 20% Russell 3000® Index, 5% MSCI EAFE Index NDTR D and 75% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.88%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Flexible Income Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Flexible Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	10.52%	5.65%	6.12%
SAM Flexible Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	9.20%	4.21%	4.70%
SAM Flexible Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.17%	4.06%	4.51%
SAM Flexible Income Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	9.63%	4.74%	5.50%
SAM Flexible Income Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	9.75%	4.87%	5.64%
SAM Flexible Income Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	9.95%	5.06%	5.77%
SAM Flexible Income Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	10.15%	5.28%	5.89%
SAM Flexible Income Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	10.19%	5.38%	5.96%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (25/75) [Member]	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	7.18%	5.22%	5.89%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Flexible Income Blended Index [Member]	SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)	7.35%	5.08%	6.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Strategic Asset Management Conservative Balanced Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Conservative Balanced Portfolio [Member]	SAM Conservative Balanced Fund, Institutional Class [Member]	SAM Conservative Balanced Fund, Class R-1 [Member]	SAM Conservative Balanced Fund, Class R-2 [Member]	SAM Conservative Balanced Fund, Class R-3 [Member]	SAM Conservative Balanced Fund, Class R-4 [Member]	SAM Conservative Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net Expenses (as a percentage of Assets)	0.97%	1.84%	1.71%	1.53%	1.34%	1.22%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Conservative Balanced Portfolio [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Conservative Balanced Fund, Institutional Class [Member]	99	309	536	1,190
SAM Conservative Balanced Fund, Class R-1 [Member]	187	579	995	2,159
SAM Conservative Balanced Fund, Class R-2 [Member]	174	539	928	2,019
SAM Conservative Balanced Fund, Class R-3 [Member]	156	483	834	1,824
SAM Conservative Balanced Fund, Class R-4 [Member]	136	425	734	1,613
SAM Conservative Balanced Fund, Class R-5 [Member]	124	387	670	1,477

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 6.8% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Conservative Balanced Blended Index. The weightings for SAM Conservative Balanced Blended Index are 30% Russell 3000 Index, 10% MSCI EAFE Index NDTR D and 60% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-9.92%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Conservative Balanced Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Conservative Balanced Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	11.11%	4.67%	6.62%
SAM Conservative Balanced Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	10.11%	3.45%	5.43%
SAM Conservative Balanced Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.53%	3.38%	5.16%
SAM Conservative Balanced Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	10.12%	3.79%	6.01%
SAM Conservative Balanced Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	10.35%	3.94%	6.16%
SAM Conservative Balanced Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	10.54%	4.13%	6.28%
SAM Conservative Balanced Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	10.74%	4.34%	6.40%
SAM Conservative Balanced Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	10.86%	4.44%	6.48%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (40/60) [Member]	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	8.95%	4.67%	6.24%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Conservative Balanced Blended Index	SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	9.26%	4.32%	6.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Strategic Asset Management Balanced Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Balanced Portfolio [Member]	SAM Balanced Fund, Institutional Class [Member]	SAM Balanced Fund, Class R-1 [Member]	SAM Balanced Fund, Class R-2 [Member]	SAM Balanced Fund, Class R-3 [Member]	SAM Balanced Fund, Class R-4 [Member]	SAM Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net Expenses (as a percentage of Assets)	1.02%	1.89%	1.76%	1.58%	1.39%	1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Balanced Portfolio [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Balanced Fund, Institutional Class [Member]	104	325	563	1,248
SAM Balanced Fund, Class R-1 [Member]	192	594	1,021	2,212
SAM Balanced Fund, Class R-2 [Member]	179	554	954	2,073
SAM Balanced Fund, Class R-3 [Member]	161	499	860	1,878
SAM Balanced Fund, Class R-4 [Member]	142	440	761	1,669
SAM Balanced Fund, Class R-5 [Member]	129	403	697	1,534

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.6% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Balanced Blended Index. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 15% MSCI EAFE Index NDTR D and 40% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.44%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Balanced Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Balanced Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	12.67%	3.49%	7.08%
SAM Balanced Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	12.00%	2.49%	6.16%
SAM Balanced Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.55%	2.55%	5.81%
SAM Balanced Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	11.77%	2.59%	6.45%
SAM Balanced Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	11.86%	2.71%	6.58%
SAM Balanced Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	12.09%	2.91%	6.73%
SAM Balanced Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	12.36%	3.11%	6.85%
SAM Balanced Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	12.41%	3.22%	6.92%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (60/40) [Member]	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	11.31%	3.81%	6.62%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Balanced Blended Index [Member]	SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	11.77%	3.26%	7.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Strategic Asset Management Conservative Growth Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Conservative Growth Portfolio [Member]	SAM Conservative Growth Fund, Institutional Class [Member]	SAM Conservative Growth Fund, Class R-1 [Member]	SAM Conservative Growth Fund, Class R-2 [Member]	SAM Conservative Growth Fund, Class R-3 [Member]	SAM Conservative Growth Fund, Class R-4 [Member]	SAM Conservative Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Net Expenses (as a percentage of Assets)	1.05%	1.92%	1.79%	1.61%	1.42%	1.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Conservative Growth Portfolio [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Conservative Growth Fund, Institutional Class [Member]	107	334	579	1,283
SAM Conservative Growth Fund, Class R-1 [Member]	195	603	1,037	2,243
SAM Conservative Growth Fund, Class R-2 [Member]	182	563	970	2,105
SAM Conservative Growth Fund, Class R-3 [Member]	164	508	876	1,911
SAM Conservative Growth Fund, Class R-4 [Member]	145	449	776	1,702
SAM Conservative Growth Fund, Class R-5 [Member]	132	412	713	1,568

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.1% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Conservative Growth Blended Index. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% MSCI EAFE Index NDTR D and 20% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.70%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.12%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Conservative Growth Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Conservative Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	13.97%	1.85%	7.21%
SAM Conservative Growth Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.64%	1.13%	6.59%
SAM Conservative Growth Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.53%	1.34%	6.19%
SAM Conservative Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	13.02%	0.97%	6.58%
SAM Conservative Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	13.11%	1.10%	6.71%
SAM Conservative Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	13.36%	1.29%	6.85%
SAM Conservative Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	13.65%	1.48%	6.98%
SAM Conservative Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	13.71%	1.61%	7.06%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (80/20) [Member]	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.66%	2.81%	6.91%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Conservative Growth Blended Index	SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	14.25%	2.04%	7.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Strategic Asset Management Strategic Growth Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Strategic Growth Portfolio [Member]	SAM Strategic Growth Fund, Institutional Class [Member]	SAM Strategic Growth Fund, Class R-1 [Member]	SAM Strategic Growth Fund, Class R-2 [Member]	SAM Strategic Growth Fund, Class R-3 [Member]	SAM Strategic Growth Fund, Class R-4 [Member]	SAM Strategic Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.03%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net Expenses (as a percentage of Assets)	1.08%	1.94%	1.81%	1.63%	1.44%	1.32%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Strategic Growth Portfolio [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Strategic Growth Fund, Institutional Class [Member]	110	343	595	1,317
SAM Strategic Growth Fund, Class R-1 [Member]	197	609	1,047	2,264
SAM Strategic Growth Fund, Class R-2 [Member]	184	569	980	2,127
SAM Strategic Growth Fund, Class R-3 [Member]	166	514	887	1,933
SAM Strategic Growth Fund, Class R-4 [Member]	147	456	787	1,724
SAM Strategic Growth Fund, Class R-5 [Member]	134	418	723	1,590

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.6% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Could invest between 0% and 25% of its assets in fixed-income funds (most likely between 0% and 10%), and generally less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Effective June 30, 2013, the Fund will use a blended index, the SAM Strategic Growth Blended Index. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.21%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Strategic Asset Management Strategic Growth Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Strategic Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.36%	0.91%	7.35%
SAM Strategic Growth Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.08%	0.38%	6.90%
SAM Strategic Growth Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.35%	0.63%	6.41%
SAM Strategic Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	14.40%	0.03%	6.75%
SAM Strategic Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	14.55%	0.17%	6.88%
SAM Strategic Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	14.67%	0.34%	6.99%
SAM Strategic Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	14.93%	0.53%	7.11%
SAM Strategic Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.04%	0.65%	7.19%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Strategic Growth Blended Index	SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	16.12%	2.04%	7.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME FUND
Objective:
The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans	PFI Prospectus - Institutional Class Shares Global Diversified Income Fund [Member] Global Diversified Income Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.05%
Net Expenses (as a percentage of Assets)	0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional Class Shares Global Diversified Income Fund [Member] Global Diversified Income Fund, Institutional Class [Member]	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, master limited partnerships ("MLPs") and other entities in the energy infrastructure sector and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund invests in foreign securities, which are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
In managing the Fund, Principal Management Corporation ("Principal"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.
The Fund also writes (or sells) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, MLPs, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.
A portion of the Fund's assets is invested in high yield and other income-producing securities including bank loans, corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. These include foreign securities issued in both USD and non-USD. "High yield" securities are below investment grade bonds (sometimes called "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.
A portion of the Fund's assets is invested primarily in preferred securities of U.S. and non-U.S. companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.
A portion of the Fund’s assets is invested in a diversified portfolio of fixed income securities and derivative instruments issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets. Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan emerging market bond index. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe.
A portion of the Fund's assets is invested in equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund’s assets is invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.
A portion of the Fund's assets is invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.
A portion of the Fund's assets is invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities are ordinarily traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.
A portion of the Fund’s assets is invested in publicly-listed infrastructure companies (domestic and foreign public utility and energy companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.11% in securities rated Aaa	15.88% in securities rated Ba	0.00% in securities rated C
1.46% in securities rated Aa	29.58% in securities rated B	0.03% in securities rated D
8.95% in securities rated A	8.81% in securities rated Caa	4.24% in securities not rated
29.85% in securities rated Baa	0.09% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Index/Exchange-traded Fund (“ETF”) Call Option Risk. As the writer of an equity index/exchange-traded fund (“ETF”) call option, a fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index on which the call option has been written above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying index decline (net of premiums received). In addition, a fund bears the risk that the index/ETF on which the call option has been written behaves differently than the underlying stocks in the portfolio which would limit the ability of the call option overwriting strategy to reduce portfolio volatility.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
Life of Fund results are measured from the date the Institutional Class Shares were first sold (December 15, 2008).
Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Currently the weightings for the Global Diversified Income Custom Index are 35% Barclays U.S. Corporate High Yield 2% Issuer Capped Index; 15% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays U.S. Tier I Capital Securities Index; 15% J.P. Morgan EMBI Global Diversified Index; 10% Barclays Investment Grade CMBS Index; 10% blend of 10% S&P 500 Energy Index, 25% S&P 500 Telecom Services Index, and 65% S&P 500 Utilities Index; 7% MSCI All Country World Value Index; 5% Tortoise Midstream MLP Index; and 3% FTSE EPRA/NAREIT Developed Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-8.08%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Global Diversified Income Fund [Member]	Label	1 Year	Since Inception	Inception Date
Global Diversified Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.97%	18.48%	Dec. 15, 2008
Global Diversified Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.62%	15.16%
Global Diversified Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.62%	14.11%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	15.78%	24.73%
BofA Merrill Lynch Fixed Rate Preferred Securities Index [Member]	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	13.60%	15.60%
Barclays U.S. Tier I Capital Securities Index [Member]	Barclays U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	21.88%	19.85%
J.P. Morgan EMBI Global Diversified Index	J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	17.44%	17.74%
Barclays Capital Investment Grade CMBS Index [Member]	Barclays Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	6.85%	15.76%
S&P 500 Energy Index [Member]	S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)	4.61%	10.55%
S&P 500 Telecom Services Index [Member]	S&P 500 Telecom Services Index (reflects no deduction for fees, expenses, or taxes)	18.31%	14.47%
S&P 500 Utilities Index [Member]	S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	1.29%	10.34%
MSCI All Country World Value Index (ACWVI) [Member]	MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)	15.55%	12.31%
Tortoise Midstream MLP Index [Member]	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	6.02%	30.57%
FTSE EPRA/NAREIT Developed Index [Member]	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	28.65%	21.12%
Global Diversified Income Custom Index [Member]	Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	15.67%	21.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Equity Income Fund [Member]
EQUITY INCOME FUND
Objective:
The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Equity Income Fund [Member]	Equity Income Fund, Institutional Class [Member]	Equity Income Fund, Class R-1 Shares [Member]	Equity Income Fund, Class R-2 Shares [Member]	Equity Income Fund, Class R-3 Shares [Member]	Equity Income Fund, Class R-4 Shares [Member]	Equity Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.52%	1.39%	1.26%	1.08%	0.89%	0.77%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Equity Income Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Equity Income Fund, Institutional Class [Member]	53	167	291	653
Equity Income Fund, Class R-1 Shares [Member]	142	440	761	1,669
Equity Income Fund, Class R-2 Shares [Member]	128	400	692	1,523
Equity Income Fund, Class R-3 Shares [Member]	110	343	595	1,317
Equity Income Fund, Class R-4 Shares [Member]	91	284	493	1,096
Equity Income Fund, Class R-5 Shares [Member]	79	246	428	954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2012 ranged between $1.6 billion and $499.7 billion), but also invests in equity securities of companies with medium market capitalizations (those included in the Russell Midcap® Index, which as of December 31, 2012 ranged between $317.2 million and $21.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts and securities of foreign issuers.

Principal Risks
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2012 ranged between $1.6 billion and $499.7 billion), but also invests in equity securities of companies with medium market capitalizations (those included in the Russell Midcap® Index, which as of December 31, 2012 ranged between $317.2 million and $21.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts and securities of foreign issuers.
Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on May 31, 1939. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.68%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Equity Income Fund [Member]	Label	1 Year	5 Years	10 Years
Equity Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	12.95%	1.99%	8.79%
Equity Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	12.43%	1.52%	8.03%
Equity Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.08%	1.62%	7.63%
Equity Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	12.04%	1.10%	7.88%
Equity Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	12.11%	1.22%	8.01%
Equity Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	12.34%	1.39%	8.20%
Equity Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	12.53%	1.56%	8.38%
Equity Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	12.70%	1.65%	8.43%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Blend Fund II [Member]
LARGECAP BLEND FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Blend Fund II [Member]		LargeCap Blend II Fund, Institutional Class [Member]	LargeCap Blend II Fund, Class R-1 [Member]	LargeCap Blend II Fund, Class R-2 [Member]	LargeCap Blend II Fund, Class R-3 [Member]	LargeCap Blend II Fund, Class R-4 [Member]	LargeCap Blend II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.03%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.77%	1.63%	1.50%	1.32%	1.13%	1.01%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.75%	1.61%	1.48%	1.30%	1.11%	0.99%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Blend Fund II [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Blend II Fund, Institutional Class [Member]	77	244	426	952
LargeCap Blend II Fund, Class R-1 [Member]	164	512	884	1,931
LargeCap Blend II Fund, Class R-2 [Member]	151	472	816	1,789
LargeCap Blend II Fund, Class R-3 [Member]	132	416	721	1,588
LargeCap Blend II Fund, Class R-4 [Member]	113	357	620	1,373
LargeCap Blend II Fund, Class R-5 [Member]	101	319	556	1,234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2012, this range was between approximately $1.6 billion and $499.7 billion)) at the time of purchase. The Fund also invests in securities of foreign issuers.
Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.93%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Blend Fund II [Member]	Label	1 Year	5 Years	10 Years
LargeCap Blend II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.41%	1.39%	6.54%
LargeCap Blend II Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.13%	1.18%	5.90%
LargeCap Blend II Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.40%	1.15%	5.59%
LargeCap Blend II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	14.48%	0.53%	5.62%
LargeCap Blend II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	14.64%	0.64%	5.77%
LargeCap Blend II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	14.94%	0.85%	5.95%
LargeCap Blend II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	15.04%	1.03%	6.19%
LargeCap Blend II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.15%	1.14%	6.27%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Growth Fund [Member]
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund [Member]	LargeCap Growth Fund, Institutional Class [Member]	LargeCap Growth Fund, Class R-1 [Member]	LargeCap Growth Fund, Class R-2 [Member]	LargeCap Growth Fund, Class R-3 [Member]	LargeCap Growth Fund, Class R-4 [Member]	LargeCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Net Expenses (as a percentage of Assets)	0.64%	1.52%	1.39%	1.21%	1.02%	0.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth Fund, Institutional Class [Member]	65	205	357	798
LargeCap Growth Fund, Class R-1 [Member]	155	480	829	1,813
LargeCap Growth Fund, Class R-2 [Member]	142	440	761	1,669
LargeCap Growth Fund, Class R-3 [Member]	123	384	665	1,466
LargeCap Growth Fund, Class R-4 [Member]	104	325	563	1,248
LargeCap Growth Fund, Class R-5 [Member]	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $499.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.
During 2003, the Fund processed a significant (relative to the R-1 Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the R-1 Class. In accordance with the Fund’s shareholder processing policies, this benefit inures all shareholders of the R-1 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
During 2010, the R-3 Class experienced a significant one-time gain of approximately $0.06/shares as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed herein would have been lower.
During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '12	17.29%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.80%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund [Member]	Label	1 Year	5 Years	10 Years
LargeCap Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	16.48%	(0.84%)	7.07%
LargeCap Growth Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.18%	(0.92%)	6.95%
LargeCap Growth Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.71%	(0.76%)	6.21%
LargeCap Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	15.51%	(1.67%)	6.53%	[1]
LargeCap Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.65%	(1.55%)	6.28%
LargeCap Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.91%	(1.24%)	6.92%	[1],[2]
LargeCap Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	16.04%	(1.20%)	6.84%	[3]
LargeCap Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	16.18%	(1.09%)	6.76%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%
[1]	During 2003, the Fund processed a significant (relative to the Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund’s shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
[2]	During 2003, the R-3 Class experienced a significant one-time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
[3]	During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Growth Fund I [Member]
LARGECAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund I [Member]		LargeCap Growth I Fund, Institutional Class [Member]	LargeCap Growth I Fund, Class R-1 [Member]	LargeCap Growth I Fund, Class R-2 [Member]	LargeCap Growth I Fund, Class R-3 [Member]	LargeCap Growth I Fund, Class R-4 [Member]	LargeCap Growth I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.63%	1.50%	1.37%	1.19%	1.00%	0.88%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.61%	1.48%	1.35%	1.17%	0.98%	0.86%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth I Fund, Institutional Class [Member]	62	199	349	784
LargeCap Growth I Fund, Class R-1 [Member]	151	472	816	1,789
LargeCap Growth I Fund, Class R-2 [Member]	137	432	748	1,644
LargeCap Growth I Fund, Class R-3 [Member]	119	376	652	1,441
LargeCap Growth I Fund, Class R-4 [Member]	100	316	550	1,222
LargeCap Growth I Fund, Class R-5 [Member]	88	278	485	1,082

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $499.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund also invests in securities of foreign companies.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.84%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.75%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund I [Member]	Label	1 Year	5 Years	10 Years
LargeCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	16.52%	4.71%	7.75%
LargeCap Growth I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.71%	4.44%	7.36%
LargeCap Growth I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.82%	4.04%	6.78%
LargeCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	15.59%	3.80%	6.82%
LargeCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.68%	3.92%	6.97%
LargeCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.97%	4.13%	7.15%
LargeCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	16.11%	4.32%	7.35%
LargeCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	16.23%	4.42%	7.48%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Growth Fund II [Member]
LARGECAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund II [Member]		LargeCap Growth II Fund, Institutional Class [Member]	LargeCap Growth II Fund, Class R-1 [Member]	LargeCap Growth II Fund, Class R-2 [Member]	LargeCap Growth II Fund, Class R-3 [Member]	LargeCap Growth II Fund, Class R-4 [Member]	LargeCap Growth II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		none	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.88%	1.76%	1.63%	1.45%	1.26%	1.14%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.87%	1.75%	1.62%	1.44%	1.25%	1.13%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund II [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth II Fund, Institutional Class [Member]	89	280	486	1,083
LargeCap Growth II Fund, Class R-1 [Member]	178	553	953	2,072
LargeCap Growth II Fund, Class R-2 [Member]	165	513	885	1,932
LargeCap Growth II Fund, Class R-3 [Member]	147	457	791	1,734
LargeCap Growth II Fund, Class R-4 [Member]	127	398	690	1,522
LargeCap Growth II Fund, Class R-5 [Member]	115	361	626	1,385

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2012, the range was between approximately $403.7 million and $499.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.90%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Growth Fund II [Member]	Label	1 Year	5 Years	10 Years
LargeCap Growth II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	14.26%	1.78%	7.23%
LargeCap Growth II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	13.23%	0.88%	6.30%
LargeCap Growth II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	13.43%	1.02%	6.43%
LargeCap Growth II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	13.66%	1.20%	6.59%
LargeCap Growth II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	13.87%	1.42%	6.82%
LargeCap Growth II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	14.01%	1.51%	6.93%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%
After Taxes on Distributions LargeCap Growth II Fund, Institutional Class [Member]	Institutional Class Return After Taxes on Distributions	13.86%	1.36%	6.52%
After Taxes on Distributions and Sales LargeCap Growth II Fund, Institutional Class [Member]	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.81%	1.47%	6.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap S&P 500 Index Fund [Member]
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap S&P 500 Index Fund [Member]	LargeCap S&P 500 Index Fund, Institutional Class [Member]	LargeCap S&P 500 Index Fund, Class R-1 [Member]	LargeCap S&P 500 Index Fund, Class R-2 [Member]	LargeCap S&P 500 Index Fund, Class R-3 [Member]	LargeCap S&P 500 Index Fund, Class R-4 [Member]	LargeCap S&P 500 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Net Expenses (as a percentage of Assets)	0.16%	1.04%	0.91%	0.73%	0.54%	0.42%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap S&P 500 Index Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap S&P 500 Index Fund, Institutional Class [Member]	16	52	90	205
LargeCap S&P 500 Index Fund, Class R-1 [Member]	106	331	574	1,271
LargeCap S&P 500 Index Fund, Class R-2 [Member]	93	290	504	1,120
LargeCap S&P 500 Index Fund, Class R-3 [Member]	75	233	406	906
LargeCap S&P 500 Index Fund, Class R-4 [Member]	55	173	302	677
LargeCap S&P 500 Index Fund, Class R-5 [Member]	43	135	235	530

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of December 31, 2012, the market capitalization range of the Index was between approximately $1.6 billion and $499.7 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. Specifically, the Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.80%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.11%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap S&P 500 Index Fund [Member]	Label	1 Year	5 Years	10 Years
LargeCap S&P 500 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.73%	1.48%	6.88%
LargeCap S&P 500 Index Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.39%	1.18%	6.47%
LargeCap S&P 500 Index Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.69%	1.20%	5.99%
LargeCap S&P 500 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	14.82%	0.61%	5.95%
LargeCap S&P 500 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	14.87%	0.75%	6.10%
LargeCap S&P 500 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.10%	0.93%	6.28%
LargeCap S&P 500 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	15.33%	1.11%	6.50%
LargeCap S&P 500 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.51%	1.22%	6.60%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Value Fund [Member]
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund [Member]	LargeCap Value Fund, Institutional Class [Member]	LargeCap Value Fund, Class R-1 [Member]	LargeCap Value Fund, Class R-2 [Member]	LargeCap Value Fund, Class R-3 [Member]	LargeCap Value Fund, Class R-4 [Member]	LargeCap Value Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net Expenses (as a percentage of Assets)	0.45%	1.32%	1.19%	1.01%	0.82%	0.70%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Value Fund, Institutional Class [Member]	46	144	252	567
LargeCap Value Fund, Class R-1 [Member]	134	418	723	1,590
LargeCap Value Fund, Class R-2 [Member]	121	378	654	1,443
LargeCap Value Fund, Class R-3 [Member]	103	322	558	1,236
LargeCap Value Fund, Class R-4 [Member]	84	262	455	1,014
LargeCap Value Fund, Class R-5 [Member]	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2012 ranged between approximately $317.2 million and $389.6 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.80%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund [Member]	Label	1 Year	5 Years	10 Years
LargeCap Value Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	18.82%	0.60%	6.45%
LargeCap Value Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	18.45%	0.30%	5.84%
LargeCap Value Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.73%	0.45%	5.57%
LargeCap Value Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	17.76%	(0.27%)	5.55%
LargeCap Value Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	17.86%	(0.13%)	5.72%
LargeCap Value Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	18.11%	0.03%	5.87%
LargeCap Value Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	18.35%	0.22%	6.05%
LargeCap Value Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	18.51%	0.34%	6.22%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Value Fund I [Member]
LARGECAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund I [Member]		Large Cap Value I Fund, Institutional Class [Member]	Large Cap Value I Fund, Class R-1 [Member]	Large Cap Value I Fund, Class R-2 [Member]	Large Cap Value I Fund, Class R-3 [Member]	Large Cap Value I Fund, Class R-4 [Member]	Large Cap Value I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		none	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.77%	1.65%	1.52%	1.34%	1.15%	1.03%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.76%	1.64%	1.51%	1.33%	1.14%	1.02%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Large Cap Value I Fund, Institutional Class [Member]	78	245	427	953
Large Cap Value I Fund, Class R-1 [Member]	167	519	896	1,954
Large Cap Value I Fund, Class R-2 [Member]	154	479	828	1,812
Large Cap Value I Fund, Class R-3 [Member]	135	423	733	1,612
Large Cap Value I Fund, Class R-4 [Member]	116	364	632	1,396
Large Cap Value I Fund, Class R-5 [Member]	104	327	567	1,258

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index (as of December 31, 2012, this range was between approximately $317.2 million and $389.6 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.23%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-24.98%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund I [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
Large Cap Value I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	16.11%	(1.09%)	3.93%	Jun. 01, 2004
Large Cap Value I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.76%	(1.35%)	3.59%
Large Cap Value I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.95%	(0.96%)	3.36%
Large Cap Value I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	15.13%	(1.96%)	3.03%	Jun. 01, 2004
Large Cap Value I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.28%	(1.83%)	3.15%	Jun. 01, 2004
Large Cap Value I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.51%	(1.64%)	3.35%	Jun. 01, 2004
Large Cap Value I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	15.71%	(1.47%)	3.54%	Jun. 01, 2004
Large Cap Value I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.85%	(1.34%)	3.67%	Jun. 01, 2004
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

LargeCap Value Fund III [Member]
LARGECAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund III [Member]		LargeCap Value III Fund, Institutional Class [Member]	LargeCap Value III Fund, Class R-1 [Member]	LargeCap Value III Fund, Class R-2 [Member]	LargeCap Value III Fund, Class R-3 [Member]	LargeCap Value III Fund, Class R-4 [Member]	LargeCap Value III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		none	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.79%	1.67%	1.54%	1.36%	1.17%	1.05%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.78%	1.66%	1.53%	1.35%	1.16%	1.04%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund III [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Value III Fund, Institutional Class [Member]	80	251	438	977
LargeCap Value III Fund, Class R-1 [Member]	169	525	906	1,975
LargeCap Value III Fund, Class R-2 [Member]	156	485	838	1,834
LargeCap Value III Fund, Class R-3 [Member]	137	430	744	1,634
LargeCap Value III Fund, Class R-4 [Member]	118	370	643	1,419
LargeCap Value III Fund, Class R-5 [Member]	106	333	578	1,282

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations similar to companies in the Russell 1000® Value Index (approximately $317.2 million to $389.6 billion as of December 31, 2012) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.54%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares LargeCap Value Fund III [Member]	Label	1 Year	5 Years	10 Years
LargeCap Value III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.91%	(2.17%)	4.81%
LargeCap Value III Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.50%	(2.47%)	4.29%
LargeCap Value III Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.89%	(1.87%)	4.20%
LargeCap Value III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	14.98%	(3.01%)	3.89%
LargeCap Value III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.20%	(2.89%)	4.03%
LargeCap Value III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.33%	(2.72%)	4.22%
LargeCap Value III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	15.56%	(2.55%)	4.41%
LargeCap Value III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.74%	(2.41%)	4.54%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Principal Capital Appreciation Fund [Member]
PRINCIPAL CAPITAL APPRECIATION FUND
Objective:
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Principal Capital Appreciation Fund [Member]	Principal Capital Appreciation Fund, Institutional Class [Member]	Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Principal Capital Appreciation Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Net Expenses (as a percentage of Assets)	0.50%	1.37%	1.24%	1.06%	0.87%	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Principal Capital Appreciation Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Capital Appreciation Fund, Institutional Class [Member]	51	160	280	628
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	139	434	750	1,646
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	126	393	681	1,500
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	108	337	585	1,294
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	89	278	482	1,073
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 24, 1986. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	20.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.66%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Principal Capital Appreciation Fund [Member]	Label	1 Year	5 Years	10 Years
Principal Capital Appreciation Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	13.99%	2.74%	9.35%
Principal Capital Appreciation Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.51%	2.20%	8.81%
Principal Capital Appreciation Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.74%	2.24%	8.23%
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	13.01%	1.81%	8.38%
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	13.13%	1.94%	8.52%
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	13.38%	2.13%	8.72%
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	13.56%	2.29%	8.90%
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	13.70%	2.38%	8.97%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Fund f/k/a Midcap Blend [Member]
MIDCAP FUND (FORMERLY MIDCAP BLEND FUND)
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Fund f/k/a Midcap Blend [Member]	MidCap Fund, Institutional Class [Member]	MidCap Fund, Class R-1 [Member]	MidCap Fund, Class R-2 [Member]	MidCap Fund, Class R-3 [Member]	MidCap Fund, Class R-4 [Member]	MidCap Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.04%	0.54%	0.46%	0.33%	0.29%	0.27%
Net Expenses (as a percentage of Assets)	0.65%	1.50%	1.37%	1.19%	1.00%	0.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Fund f/k/a Midcap Blend [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Fund, Institutional Class [Member]	66	208	362	810
MidCap Fund, Class R-1 [Member]	153	474	818	1,791
MidCap Fund, Class R-2 [Member]	139	434	750	1,646
MidCap Fund, Class R-3 [Member]	121	378	654	1,443
MidCap Fund, Class R-4 [Member]	102	318	552	1,225
MidCap Fund, Class R-5 [Member]	90	281	488	1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of December 31, 2012, this range was between approximately $317.2 million and $21.4 billion) at the time of purchase. The Fund invests in foreign securities.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.
During 2004, The R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.77%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Fund f/k/a Midcap Blend [Member]	Label	1 Year	5 Years	10 Years
MidCap Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	19.15%	7.03%	11.57%
MidCap Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	18.68%	6.35%	10.64%
MidCap Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.08%	5.90%	10.09%
MidCap Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	18.04%	6.09%	10.55%
MidCap Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	18.27%	6.24%	10.70%
MidCap Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	18.46%	6.43%	10.91%
MidCap Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	18.74%	6.65%	11.23%	[1]
MidCap Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	18.84%	6.77%	11.24%
Russell Midcap Index [Member]	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	17.28%	3.57%	10.65%
[1]	During 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Growth Fund [Member]
MIDCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Growth Fund [Member]		MidCap Growth Fund, Institutional Class [Member]	MidCap Growth Fund, Class R-1 [Member]	MidCap Growth Fund, Class R-2 [Member]	MidCap Growth Fund, Class R-3 [Member]	MidCap Growth Fund, Class R-4 [Member]	MidCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.13%	0.56%	0.48%	0.35%	0.31%	0.29%
Expenses (as a percentage of Assets)		0.78%	1.56%	1.43%	1.25%	1.06%	0.94%
Fee Waiver or Reimbursement	[1]	(0.03%)
Net Expenses (as a percentage of Assets)		0.75%	1.56%	1.43%	1.25%	1.06%	0.94%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional class shares, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Growth Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth Fund, Institutional Class [Member]	77	246	430	963
MidCap Growth Fund, Class R-1 [Member]	159	493	850	1,856
MidCap Growth Fund, Class R-2 [Member]	146	452	782	1,713
MidCap Growth Fund, Class R-3 [Member]	127	397	686	1,511
MidCap Growth Fund, Class R-4 [Member]	108	337	585	1,294
MidCap Growth Fund, Class R-5 [Member]	96	300	520	1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 167.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $21.2 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities and invests its assets in the securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘10	17.62%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.27%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Growth Fund [Member]	Label	1 Year	5 Years	10 Years
MidCap Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	13.70%	0.42%	8.47%
MidCap Growth Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	12.74%	(0.22%)	8.00%
MidCap Growth Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.19%	0.22%	7.43%
MidCap Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	12.78%	(0.46%)	7.54%
MidCap Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	12.80%	(0.32%)	7.64%
MidCap Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	13.10%	(0.12%)	7.87%
MidCap Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	13.26%	0.05%	8.05%
MidCap Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	13.34%	0.17%	8.18%
Russell Midcap Growth Index [Member]	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	3.23%	10.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Growth Fund III [Member]
MIDCAP GROWTH FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Growth Fund III [Member]		MidCap Growth III Fund, Institutional Class [Member]	MidCap Growth III Fund, Class R-1 [Member]	MidCap Growth III Fund, Class R-2 [Member]	MidCap Growth III Fund, Class R-3 [Member]	MidCap Growth III Fund, Class R-4 [Member]	MidCap Growth III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		none	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.97%	1.85%	1.72%	1.54%	1.35%	1.23%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.95%	1.83%	1.70%	1.52%	1.33%	1.21%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Growth Fund III [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth III Fund, Institutional Class [Member]	97	307	534	1,188
MidCap Growth III Fund, Class R-1 [Member]	186	579	998	2,167
MidCap Growth III Fund, Class R-2 [Member]	173	540	931	2,028
MidCap Growth III Fund, Class R-3 [Member]	155	484	837	1,833
MidCap Growth III Fund, Class R-4 [Member]	135	425	737	1,622
MidCap Growth III Fund, Class R-5 [Member]	123	388	673	1,487

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $21.2 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	20.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-28.66%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Growth Fund III [Member]	Label	1 Year	5 Years	10 Years
MidCap Growth III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.40%	(0.08%)	9.47%
MidCap Growth III Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.99%	(0.16%)	9.26%
MidCap Growth III Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.66%	(0.07%)	8.44%
MidCap Growth III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	8.48%	(0.89%)	8.54%
MidCap Growth III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	8.54%	(0.78%)	8.69%
MidCap Growth III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	8.74%	(0.63%)	8.86%
MidCap Growth III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	8.97%	(0.43%)	9.07%
MidCap Growth III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	9.13%	(0.33%)	9.24%
Russell Midcap Growth Index [Member]	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	3.23%	10.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap S&P 400 Index Fund [Member]
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap S&P 400 Index Fund [Member]		MidCap S&P 400 Index Fund, Institutional Class [Member]	MidCap S&P 400 Index Fund, Class R-1 [Member]	MidCap S&P 400 Index Fund, Class R-2 [Member]	MidCap S&P 400 Index Fund, Class R-3 [Member]	MidCap S&P 400 Index Fund, Class R-4 [Member]	MidCap S&P 400 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.09%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.25%	1.05%	0.92%	0.74%	0.55%	0.43%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.25%	1.05%	0.92%	0.74%	0.55%	0.43%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Institutional class shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap S&P 400 Index Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap S&P 400 Index Fund, Institutional Class [Member]	26	80	141	318
MidCap S&P 400 Index Fund, Class R-1 [Member]	107	334	579	1,283
MidCap S&P 400 Index Fund, Class R-2 [Member]	94	293	509	1,131
MidCap S&P 400 Index Fund, Class R-3 [Member]	76	237	411	918
MidCap S&P 400 Index Fund, Class R-4 [Member]	56	176	307	689
MidCap S&P 400 Index Fund, Class R-5 [Member]	44	138	241	542

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the mid cap universe. As of December 31, 2012, the market capitalization range of the Index was between approximately $403.7 million and $16.6 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. Specifically, the Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.73%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap S&P 400 Index Fund [Member]	Label	1 Year	5 Years	10 Years
MidCap S&P 400 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.65%	4.90%	10.28%
MidCap S&P 400 Index Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.80%	4.22%	9.51%
MidCap S&P 400 Index Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.46%	4.04%	8.95%
MidCap S&P 400 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.67%	4.01%	9.35%
MidCap S&P 400 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.86%	4.15%	9.49%
MidCap S&P 400 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.97%	4.34%	9.69%
MidCap S&P 400 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	17.18%	4.53%	9.88%
MidCap S&P 400 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	17.43%	4.66%	10.02%
S&P 400 MidCap Stock Index [Member]	S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)	17.88%	5.15%	10.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Value Fund I [Member]
MIDCAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Value Fund I [Member]		MidCap Value I Fund, Institutional Class [Member]	MidCap Value I Fund, Class R-1 [Member]	MidCap Value I Fund, Class R-2 [Member]	MidCap Value I Fund, Class R-3 [Member]	MidCap Value I Fund, Class R-4 [Member]	MidCap Value I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.88%	1.75%	1.57%	1.38%	1.26%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.99%	1.86%	1.73%	1.55%	1.36%	1.24%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Value Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Value I Fund, Institutional Class [Member]	101	319	556	1,234
MidCap Value I Fund, Class R-1 [Member]	189	589	1,014	2,199
MidCap Value I Fund, Class R-2 [Member]	176	549	947	2,060
MidCap Value I Fund, Class R-3 [Member]	158	493	853	1,865
MidCap Value I Fund, Class R-4 [Member]	138	435	753	1,655
MidCap Value I Fund, Class R-5 [Member]	126	397	689	1,521

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2012, the range was between approximately $317.2 million and $21.4 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 29, 2003.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	22.38%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.74%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Value Fund I [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
MidCap Value I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.85%	3.88%	8.17%	Dec. 29, 2003
MidCap Value I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	17.63%	3.67%	7.40%
MidCap Value I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.90%	3.26%	6.92%
MidCap Value I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.90%	3.00%	7.24%	Dec. 29, 2003
MidCap Value I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	17.01%	3.14%	7.39%	Dec. 29, 2003
MidCap Value I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	17.19%	3.30%	7.57%	Dec. 29, 2003
MidCap Value I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	17.52%	3.52%	7.76%	Dec. 29, 2003
MidCap Value I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	17.65%	3.64%	7.91%	Dec. 29, 2003
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	18.51%	3.79%	7.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

MidCap Value Fund III [Member]
MIDCAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Value Fund III [Member]		MidCap Value III Fund, Institutional Class [Member]		MidCap Value III Fund, Class R-1 [Member]	MidCap Value III Fund, Class R-2 [Member]	MidCap Value III Fund, Class R-3 [Member]	MidCap Value III Fund, Class R-4 [Member]	MidCap Value III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.65%		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		1.60%		0.57%	0.49%	0.36%	0.32%	0.30%
Expenses (as a percentage of Assets)		2.25%		1.57%	1.44%	1.26%	1.07%	0.95%
Fee Waiver or Reimbursement	[1]	(1.51%)	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.74%		1.56%	1.43%	1.25%	1.06%	0.94%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.736% for Institutional class shares, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Value Fund III [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Value III Fund, Institutional Class [Member]	76	533	1,043	2,447
MidCap Value III Fund, Class R-1 [Member]	159	495	854	1,866
MidCap Value III Fund, Class R-2 [Member]	146	454	786	1,723
MidCap Value III Fund, Class R-3 [Member]	127	398	690	1,522
MidCap Value III Fund, Class R-4 [Member]	108	339	589	1,305
MidCap Value III Fund, Class R-5 [Member]	96	302	524	1,165

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2012, this range was between approximately $317.2 million and $21.4 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.21%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.42%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares MidCap Value Fund III [Member]	Label	1 Year	5 Years	10 Years
MidCap Value III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.13%	3.78%	9.20%
MidCap Value III Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.87%	3.51%	8.19%
MidCap Value III Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.49%	3.19%	7.76%
MidCap Value III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.07%	2.80%	7.96%
MidCap Value III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.15%	2.95%	8.11%
MidCap Value III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.50%	3.14%	8.30%
MidCap Value III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	16.65%	3.33%	8.50%
MidCap Value III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	16.71%	3.44%	8.62%
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	18.51%	3.79%	10.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap Blend Fund [Member]
SMALLCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Blend Fund [Member]		SmallCap Blend Fund, Institutional Class [Member]	SmallCap Blend Fund, Class R-1 [Member]	SmallCap Blend Fund, Class R-2 [Member]	SmallCap Blend Fund, Class R-3 [Member]	SmallCap Blend Fund, Class R-4 [Member]	SmallCap Blend Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.04%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.80%	1.65%	1.52%	1.34%	1.15%	1.03%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.80%	1.65%	1.52%	1.34%	1.15%	1.03%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Institutional class shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Blend Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Blend Fund, Institutional Class [Member]	82	255	444	990
SmallCap Blend Fund, Class R-1 [Member]	168	520	897	1,955
SmallCap Blend Fund, Class R-2 [Member]	155	480	829	1,813
SmallCap Blend Fund, Class R-3 [Member]	136	425	734	1,613
SmallCap Blend Fund, Class R-4 [Member]	117	365	633	1,398
SmallCap Blend Fund, Class R-5 [Member]	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2012, this range was between approximately $27.9 million and $4.7 billion)) at the time of purchase.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Risks

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	19.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-26.13%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Blend Fund [Member]	Label	1 Year	5 Years	10 Years	Russell 2000 Index [Member] Label	Russell 2000 Index [Member] 1 Year	Russell 2000 Index [Member] 5 Years	Russell 2000 Index [Member] 10 Years	After Taxes on Distributions Label	After Taxes on Distributions 1 Year	After Taxes on Distributions 5 Years	After Taxes on Distributions 10 Years	After Taxes on Distributions and Sales Label	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales 5 Years	After Taxes on Distributions and Sales 10 Years
SmallCap Blend Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	14.80%	1.62%	8.72%					Institutional Class Return After Taxes on Distributions	14.57%	1.54%	8.18%	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.93%	1.37%	7.63%
SmallCap Blend Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	13.79%	0.75%	7.77%
SmallCap Blend Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	14.00%	0.90%	7.91%
SmallCap Blend Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	14.18%	1.08%	8.11%
SmallCap Blend Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	14.38%	1.25%	8.35%
SmallCap Blend Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	14.51%	1.38%	8.43%
Share Classes					Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap Growth Fund I [Member]
SMALLCAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Growth Fund I [Member]		SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]	SmallCap Growth I Fund, Class R-2 [Member]	SmallCap Growth I Fund, Class R-3 [Member]	SmallCap Growth I Fund, Class R-4 [Member]	SmallCap Growth I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		1.10%	1.97%	1.84%	1.66%	1.47%	1.35%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.08%	1.95%	1.82%	1.64%	1.45%	1.33%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Growth Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Growth I Fund, Institutional Class [Member]	110	347	604	1,338
SmallCap Growth I Fund, Class R-1 [Member]	198	616	1,060	2,294
SmallCap Growth I Fund, Class R-2 [Member]	185	576	993	2,157
SmallCap Growth I Fund, Class R-3 [Member]	167	521	900	1,963
SmallCap Growth I Fund, Class R-4 [Member]	148	463	800	1,755
SmallCap Growth I Fund, Class R-5 [Member]	135	425	737	1,622

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $4.0 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2012, the range was between approximately $27.9 million and $4.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	20.37%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.22%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Growth Fund I [Member]	Label	1 Year	5 Years	10 Years
SmallCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	14.63%	4.14%	10.64%
SmallCap Growth I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.57%	3.78%	10.20%
SmallCap Growth I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.91%	3.54%	9.44%
SmallCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	13.68%	3.27%	9.70%
SmallCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	13.76%	3.43%	9.85%
SmallCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	13.96%	3.60%	10.04%
SmallCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	14.25%	3.82%	10.26%
SmallCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	14.38%	3.92%	10.36%
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	14.59%	3.49%	9.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap Growth Fund II [Member]
SMALLCAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Growth Fund II [Member]		SmallCap Growth II Fund, Institutional Class [Member]	SmallCap Growth II Fund, Class R-1 [Member]	SmallCap Growth II Fund, Class R-2 [Member]	SmallCap Growth II Fund, Class R-3 [Member]	SmallCap Growth II Fund, Class R-4 [Member]	SmallCap Growth II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.03%	0.56%	0.48%	0.35%	0.31%	0.29%
Expenses (as a percentage of Assets)		1.03%	1.91%	1.78%	1.60%	1.41%	1.29%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.01%	1.89%	1.76%	1.58%	1.39%	1.27%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Growth Fund II [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Growth II Fund, Institutional Class [Member]	103	325	566	1,257
SmallCap Growth II Fund, Class R-1 [Member]	192	598	1,029	2,231
SmallCap Growth II Fund, Class R-2 [Member]	179	558	962	2,093
SmallCap Growth II Fund, Class R-3 [Member]	161	503	869	1,898
SmallCap Growth II Fund, Class R-4 [Member]	142	444	769	1,689
SmallCap Growth II Fund, Class R-5 [Member]	129	407	705	1,554

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2012, this range was between approximately $27.9 million and $4.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	21.27%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.82%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Growth Fund II [Member]	Label	1 Year	5 Years	10 Years
SmallCap Growth II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	16.51%	1.59%	7.98%
SmallCap Growth II Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.51%	1.59%	7.61%
SmallCap Growth II Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.73%	1.36%	7.00%
SmallCap Growth II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	15.45%	0.70%	7.04%
SmallCap Growth II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.57%	0.84%	7.17%
SmallCap Growth II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.84%	1.02%	7.40%
SmallCap Growth II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	16.04%	1.23%	7.58%
SmallCap Growth II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	16.13%	1.32%	7.70%
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	14.59%	3.49%	9.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap S&P 600 Index Fund [Member]
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap S&P 600 Index Fund [Member]		SmallCap S&P 600 Index Fund, Institutional Class [Member]	SmallCap S&P 600 Index Fund, Class R-1 [Member]	SmallCap S&P 600 Index Fund, Class R-2 [Member]	SmallCap S&P 600 Index Fund, Class R-3 [Member]	SmallCap S&P 600 Index Fund, Class R-4 [Member]	SmallCap S&P 600 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.10%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.28%	1.07%	0.94%	0.76%	0.57%	0.45%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.28%	1.07%	0.94%	0.76%	0.57%	0.45%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Institutional class shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap S&P 600 Index Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap S&P 600 Index Fund, Institutional Class [Member]	29	90	157	356
SmallCap S&P 600 Index Fund, Class R-1 [Member]	109	340	590	1,306
SmallCap S&P 600 Index Fund, Class R-2 [Member]	96	300	520	1,155
SmallCap S&P 600 Index Fund, Class R-3 [Member]	78	243	422	942
SmallCap S&P 600 Index Fund, Class R-4 [Member]	58	183	318	714
SmallCap S&P 600 Index Fund, Class R-5 [Member]	46	144	252	567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the small cap universe. As of December 31, 2012, the market capitalization range of the Index was between approximately $61.1 million and $3.8 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. Specifically, the Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.21%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap S&P 600 Index Fund [Member]	Label	1 Year	5 Years	10 Years
SmallCap S&P 600 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	16.10%	4.93%	10.22%
SmallCap S&P 600 Index Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.85%	4.48%	9.55%
SmallCap S&P 600 Index Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.80%	4.07%	8.89%
SmallCap S&P 600 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	15.13%	4.04%	9.28%
SmallCap S&P 600 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	15.30%	4.17%	9.45%
SmallCap S&P 600 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	15.54%	4.37%	9.62%
SmallCap S&P 600 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	15.74%	4.56%	9.82%
SmallCap S&P 600 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	15.89%	4.69%	9.95%
S&P SmallCap 600 Stock Index [Member]	S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	16.33%	5.14%	10.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

SmallCap Value Fund II [Member]
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Value Fund II [Member]		SmallCap Value II Fund, Institutional Class [Member]	SmallCap Value II Fund, Class R-1 [Member]	SmallCap Value II Fund, Class R-2 [Member]	SmallCap Value II Fund, Class R-3 [Member]	SmallCap Value II Fund, Class R-4 [Member]	SmallCap Value II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses (as a percentage of Assets)		1.13%	2.00%	1.87%	1.69%	1.50%	1.38%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.11%	1.98%	1.85%	1.67%	1.48%	1.36%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Value Fund II [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Value II Fund, Institutional Class [Member]	113	357	620	1,373
SmallCap Value II Fund, Class R-1 [Member]	201	625	1,076	2,325
SmallCap Value II Fund, Class R-2 [Member]	188	586	1,009	2,188
SmallCap Value II Fund, Class R-3 [Member]	170	530	916	1,996
SmallCap Value II Fund, Class R-4 [Member]	151	472	816	1,789
SmallCap Value II Fund, Class R-5 [Member]	138	435	753	1,655

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2012, this range was between approximately $44.7 million and $4.7 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	23.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.06%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares SmallCap Value Fund II [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
SmallCap Value II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.70%	3.33%	5.90%	Jun. 01, 2004
SmallCap Value II Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	17.48%	2.91%	4.82%
SmallCap Value II Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.80%	2.70%	4.71%
SmallCap Value II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.56%	2.41%	4.97%	Jun. 01, 2004
SmallCap Value II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.72%	2.54%	5.09%	Jun. 01, 2004
SmallCap Value II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.90%	2.74%	5.29%	Jun. 01, 2004
SmallCap Value II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	17.14%	2.94%	5.49%	Jun. 01, 2004
SmallCap Value II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	17.27%	3.05%	5.61%	Jun. 01, 2004
Russell 2000 Value Index [Member]	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	18.05%	3.55%	5.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Global Real Estate Securities Fund [Member]
GLOBAL REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans		PFI Prospectus - Institutional Class Shares Global Real Estate Securities Fund [Member] Global Real Estate Securities Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.89%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.93%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.93%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Institutional class shares, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional Class Shares Global Real Estate Securities Fund [Member] Global Real Estate Securities Fund, Institutional Class [Member]	95	296	515	1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities.
The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund typically has investments located in a number of different countries, including the U.S. and countries with emerging securities markets.
The Fund engages in certain options transactions, enters into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge moves in a direction that does not match the asset it is trying to hedge.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
Life of Fund results are measured from the date the Institutional shares were first sold (October 1, 2007).
During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	31.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.70%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Global Real Estate Securities Fund [Member]	Label	1 Year	5 Years	Since Inception		Inception Date
Global Real Estate Securities Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	30.20%	3.30%	0.62%	[1]	Oct. 01, 2007
Global Real Estate Securities Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	27.20%	1.85%	(0.79%)	[1]
Global Real Estate Securities Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.67%	1.93%	(0.34%)	[1]
FTSE EPRA/NAREIT Developed Index [Member]	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	28.65%	1.07%	(1.17%)
[1]	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Real Estate Securities Fund [Member]
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Real Estate Securities Fund [Member]	Real Estate Securities, Institutional Class [Member]	Real Estate Securities, Class R-1 [Member]	Real Estate Securities, Class R-2 [Member]	Real Estate Securities, Class R-3 [Member]	Real Estate Securities, Class R-4 [Member]	Real Estate Securities, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.03%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.86%	1.71%	1.58%	1.40%	1.21%	1.09%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Real Estate Securities Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Real Estate Securities, Institutional Class [Member]	88	274	477	1,061
Real Estate Securities, Class R-1 [Member]	174	539	928	2,019
Real Estate Securities, Class R-2 [Member]	161	499	860	1,878
Real Estate Securities, Class R-3 [Member]	143	443	766	1,680
Real Estate Securities, Class R-4 [Member]	123	384	665	1,466
Real Estate Securities, Class R-5 [Member]	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-33.84%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Real Estate Securities Fund [Member]	Label	1 Year	5 Years	10 Years
Real Estate Securities, Institutional Class [Member]	Institutional Class Return Before Taxes	17.15%	6.72%	12.83%
Real Estate Securities, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.62%	5.97%	11.32%
Real Estate Securities, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.14%	5.30%	10.81%
Real Estate Securities, Class R-1 [Member]	Class R-1 Return Before Taxes	16.14%	5.80%	11.84%
Real Estate Securities, Class R-2 [Member]	Class R-2 Return Before Taxes	16.33%	5.95%	12.00%
Real Estate Securities, Class R-3 [Member]	Class R-3 Return Before Taxes	16.54%	6.14%	12.19%
Real Estate Securities, Class R-4 [Member]	Class R-4 Return Before Taxes	16.78%	6.34%	12.40%
Real Estate Securities, Class R-5 [Member]	Class R-5 Return Before Taxes	16.89%	6.45%	12.54%
MSCI US REIT Index [Member]	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	17.77%	5.58%	11.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified International Fund [Member]
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Diversified International Fund [Member]	Diversified International Fund, Institutional Class [Member]	Diversified International Fund, Class R-1 [Member]	Diversified International Fund, Class R-2 [Member]	Diversified International Fund, Class R-3 [Member]	Diversified International Fund, Class R-4 [Member]	Diversified International Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.03%	0.55%	0.47%	0.34%	0.30%	0.28%
Net Expenses (as a percentage of Assets)	0.89%	1.76%	1.63%	1.45%	1.26%	1.14%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Real Estate Securities Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Real Estate Securities, Institutional Class [Member]	88	274	477	1,061
Real Estate Securities, Class R-1 [Member]	174	539	928	2,019
Real Estate Securities, Class R-2 [Member]	161	499	860	1,878
Real Estate Securities, Class R-3 [Member]	143	443	766	1,680
Real Estate Securities, Class R-4 [Member]	123	384	665	1,466
Real Estate Securities, Class R-5 [Member]	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, and New Zealand; however, the Fund also invests in emerging market securities. The Fund invests in equity securities of small, medium, and large market capitalization companies.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.
During 2010, the R-5 Class experienced a significant one-time gain approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such a gain had not been recognized, the total return amounts expressed herein would have been lower.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.29%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.03%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Real Estate Securities Fund [Member]	Label	1 Year	5 Years	10 Years
Real Estate Securities, Institutional Class [Member]	Institutional Class Return Before Taxes	17.15%	6.72%	12.83%
Real Estate Securities, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.62%	5.97%	11.32%
Real Estate Securities, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.14%	5.30%	10.81%
Real Estate Securities, Class R-1 [Member]	Class R-1 Return Before Taxes	16.14%	5.80%	11.84%
Real Estate Securities, Class R-2 [Member]	Class R-2 Return Before Taxes	16.33%	5.95%	12.00%
Real Estate Securities, Class R-3 [Member]	Class R-3 Return Before Taxes	16.54%	6.14%	12.19%
Real Estate Securities, Class R-4 [Member]	Class R-4 Return Before Taxes	16.78%	6.34%	12.40%
Real Estate Securities, Class R-5 [Member]	Class R-5 Return Before Taxes	16.89%	6.45%	12.54%
MSCI US REIT Index [Member]	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	17.77%	5.58%	11.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

International Emerging Markets Fund [Member]
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares International Emerging Markets Fund [Member]	International Emerging Markets Fund, Institutional Class [Member]	International Emerging Markets Fund, Class R-1 [Member]	International Emerging Markets Fund, Class R-2 [Member]	International Emerging Markets Fund, Class R-3 [Member]	International Emerging Markets Fund, Class R-4 [Member]	International Emerging Markets Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.07%	0.58%	0.50%	0.37%	0.33%	0.31%
Net Expenses (as a percentage of Assets)	1.25%	2.11%	1.98%	1.80%	1.61%	1.49%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares International Emerging Markets Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Emerging Markets Fund, Institutional Class [Member]	127	397	686	1,511
International Emerging Markets Fund, Class R-1 [Member]	214	661	1,134	2,441
International Emerging Markets Fund, Class R-2 [Member]	201	621	1,068	2,306
International Emerging Markets Fund, Class R-3 [Member]	183	566	975	2,116
International Emerging Markets Fund, Class R-4 [Member]	164	508	876	1,911
International Emerging Markets Fund, Class R-5 [Member]	152	471	813	1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies, which are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund invests in equity securities of small, medium, and large market capitalization companies. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	29.13%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-29.07%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares International Emerging Markets Fund [Member]	Label	1 Year	5 Years	10 Years
International Emerging Markets Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	20.80%	(1.95%)	16.84%
International Emerging Markets Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	20.80%	(1.85%)	15.66%
International Emerging Markets Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.14%	(1.42%)	14.84%
International Emerging Markets Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	19.75%	(2.80%)	15.83%
International Emerging Markets Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	19.94%	(2.67%)	15.98%
International Emerging Markets Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	20.11%	(2.49%)	16.19%
International Emerging Markets Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	20.38%	(2.30%)	16.41%
International Emerging Markets Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	20.53%	(2.19%)	16.54%
MSCI-Emerging Markets NDTR D Index [Member]	MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.22%	(0.92%)	16.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

International Fund I [Member]
INTERNATIONAL FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares International Fund I [Member]		International I Fund, Institutional Class [Member]	International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.05%	0.57%	0.49%	0.36%	0.32%	0.30%
Expenses (as a percentage of Assets)		1.01%	1.88%	1.75%	1.57%	1.38%	1.26%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.96%	1.83%	1.70%	1.52%	1.33%	1.21%
[1]	Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.046% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares International Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International I Fund, Institutional Class [Member]	98	316	552	1,231
International I Fund, Class R-1 [Member]	186	585	1,011	2,196
International I Fund, Class R-2 [Member]	173	545	943	2,058
International I Fund, Class R-3 [Member]	155	490	850	1,862
International I Fund, Class R-4 [Member]	135	431	750	1,652
International I Fund, Class R-5 [Member]	123	394	686	1,517

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies. Foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
Usually, the Fund's investments are diversified across many different countries and regions, including countries with emerging markets. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 29, 2003.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	22.60%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-22.83%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares International Fund I [Member]	Label	1 Year	5 Years	10 Years	Inception Date
International I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	18.94%	(4.93%)	5.03%	Dec. 29, 2003
International I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	18.76%	(4.97%)	4.49%
International I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.90%	(3.93%)	4.43%
International I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	17.95%	(5.74%)	4.14%	Dec. 29, 2003
International I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	18.04%	(5.62%)	4.26%	Dec. 29, 2003
International I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	18.36%	(5.45%)	4.45%	Dec. 29, 2003
International I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	18.47%	(5.28%)	4.65%	Dec. 29, 2003
International I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	18.68%	(5.14%)	4.77%	Dec. 29, 2003
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	5.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Overseas Fund f/k/a International Value Fund I [Member]
OVERSEAS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Overseas Fund f/k/a International Value Fund I [Member]		Overseas Fund, Institutional Class [Member]	Overseas Fund, Class R-1 [Member]	Overseas Fund, Class R-2 [Member]	Overseas Fund, Class R-3 [Member]	Overseas Fund, Class R-4 [Member]	Overseas Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.04%	0.55%	0.47%	0.34%	0.30%	0.28%
Expenses (as a percentage of Assets)		1.12%	1.98%	1.85%	1.67%	1.48%	1.36%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		1.09%	1.95%	1.82%	1.64%	1.45%	1.33%
[1]	Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Overseas Fund f/k/a International Value Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Overseas Fund, Institutional Class [Member]	111	353	614	1,360
Overseas Fund, Class R-1 [Member]	198	618	1,064	2,303
Overseas Fund, Class R-2 [Member]	185	578	997	2,166
Overseas Fund, Class R-3 [Member]	167	523	904	1,973
Overseas Fund, Class R-4 [Member]	148	464	805	1,765
Overseas Fund, Class R-5 [Member]	135	427	741	1,632

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. The Fund invests in emerging market countries. Foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-1, R-2, R-3, R-4, and R-5 Class shares were first sold on March 1, 2012. Institutional Class shares were first sold on September 30, 2008. The returns for the R-1, R-2, R-3, R-4, and R-5 share classes are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of  the R-1, R-2, R-3, R-4, and R-5 share classes. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2' 09	22.88%
Lowest return for a quarter during the period of the bar chart above:	Q3' 11	-21.11%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Overseas Fund f/k/a International Value Fund I [Member]	Label	1 Year	Since Inception	Inception Date
Overseas Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	20.05%	6.07%	Sep. 30, 2008
Overseas Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	19.97%	5.26%
Overseas Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.82%	5.14%
Overseas Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	18.99%	5.14%	Sep. 30, 2008
Overseas Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	19.14%	5.28%	Sep. 30, 2008
Overseas Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	19.32%	5.46%	Sep. 30, 2008
Overseas Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	19.64%	5.68%	Sep. 30, 2008
Overseas Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	19.75%	5.80%	Sep. 30, 2008
MSCI EAFE Value Index [Member]	MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)	17.69%	3.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Bond & Mortgage Securities Fund [Member]
BOND & MORTGAGE SECURITIES FUND
Objective:
The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Bond & Mortgage Securities Fund [Member]		Bond & Mortgage Securities Fund, Institutional Class [Member]	Bond & Mortgage Securities Fund, Class R-1 [Member]	Bond & Mortgage Securities Fund, Class R-2 [Member]	Bond & Mortgage Securities Fund, Class R-3 [Member]	Bond & Mortgage Securities Fund, Class R-4 [Member]	Bond & Mortgage Securities Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.53%	1.41%	1.28%	1.10%	0.91%	0.79%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.53%	1.41%	1.28%	1.10%	0.91%	0.79%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit Other Expenses attributable to the Institutional class shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Bond & Mortgage Securities Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bond & Mortgage Securities Fund, Institutional Class [Member]	54	170	296	665
Bond & Mortgage Securities Fund, Class R-1 [Member]	144	446	771	1,691
Bond & Mortgage Securities Fund, Class R-2 [Member]	130	406	702	1,545
Bond & Mortgage Securities Fund, Class R-3 [Member]	112	350	606	1,340
Bond & Mortgage Securities Fund, Class R-4 [Member]	93	290	504	1,120
Bond & Mortgage Securities Fund, Class R-5 [Member]	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Aggregate Bond Index, which as of December 31, 2012 was 5.06 years.
The Fund actively trades securities and enters into dollar roll transactions which may involve leverage. The Fund utilizes derivative strategies for hedging or managing fixed income exposure. Specifically, the Fund invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

56.01% in securities rated Aaa	5.67% in securities rated Ba	0.01% in securities rated C
4.18% in securities rated Aa	4.61% in securities rated B	0.00% in securities rated D
11.38% in securities rated A	1.26% in securities rated Caa	1.15% in securities not rated
15.72% in securities rated Baa	0.01% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge moves in a direction that does not match the asset it is trying to hedge.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The R-3 Class shares were first sold on December 6, 2000. The R-1 Class shares were first sold on November 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. These adjustments result in performance (for the periods prior to the date the R-1 Class shares began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.05%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Bond & Mortgage Securities Fund [Member]	Label	1 Year	5 Years	10 Years
Bond & Mortgage Securities Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	7.35%	5.59%	4.68%
Bond & Mortgage Securities Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.15%	4.07%	3.32%
Bond & Mortgage Securities Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.76%	3.86%	3.26%
Bond & Mortgage Securities Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	6.42%	4.67%	3.77%
Bond & Mortgage Securities Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	6.62%	4.81%	3.91%
Bond & Mortgage Securities Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	6.88%	5.00%	4.10%
Bond & Mortgage Securities Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	7.05%	5.21%	4.35%
Bond & Mortgage Securities Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	7.20%	5.32%	4.43%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Core Plus Bond I Fund [Member]
CORE PLUS BOND FUND I
Objective:
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Core Plus Bond I Fund [Member]	Core Plus Bond I Fund, Institutional Class [Member]	Core Plus Bond I Fund, Class R-1 [Member]	Core Plus Bond I Fund, Class R-2 [Member]	Core Plus Bond I Fund, Class R-3 [Member]	Core Plus Bond I Fund, Class R-4 [Member]	Core Plus Bond I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Net Expenses (as a percentage of Assets)	0.56%	1.44%	1.31%	1.13%	0.94%	0.82%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Core Plus Bond I Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Core Plus Bond I Fund, Institutional Class [Member]	57	179	313	701
Core Plus Bond I Fund, Class R-1 [Member]	147	456	787	1,724
Core Plus Bond I Fund, Class R-2 [Member]	133	415	718	1,579
Core Plus Bond I Fund, Class R-3 [Member]	115	359	622	1,375
Core Plus Bond I Fund, Class R-4 [Member]	96	300	520	1,155
Core Plus Bond I Fund, Class R-5 [Member]	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 275.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed-income instruments of varying maturities, represented by forwards or derivatives such as options, futures contracts, or swap agreements, at the time of purchase. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets, and debt securities and taxable municipal bonds. The average portfolio duration of this Fund normally varies within ±2 years of the duration of the Barclays Aggregate Bond Index, which as of December 31, 2012 was 4.74 years, as calculated by PIMCO. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market countries.
The Fund actively trades securities and purchases preferred securities. The Fund takes short positions. The Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
Life of Fund results are measured from the date the Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (September 30, 2008).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	4.06%
Lowest return for a quarter during the period of the bar chart above:	Q4 '10	-1.62%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Core Plus Bond I Fund [Member]	Label	1 Year	Since Inception	Inception Date
Core Plus Bond I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	8.76%	7.63%
Core Plus Bond I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	7.10%	6.05%
Core Plus Bond I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.69%	5.66%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	7.78%	6.72%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	7.99%	6.86%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	8.08%	7.03%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	8.35%	7.29%	Sep. 30, 2008
Core Plus Bond I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	8.35%	7.36%	Sep. 30, 2008
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	6.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]		Government & High Quality Bond Fund, Institutional Class [Member]	Government & High Quality Bond Fund, Class R-1 [Member]	Government & High Quality Bond Fund, Class R-2 [Member]	Government & High Quality Bond Fund, Class R-3 [Member]	Government & High Quality Bond Fund, Class R-4 [Member]	Government & High Quality Bond Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.51%	1.39%	1.26%	1.08%	0.89%	0.77%
Fee Waiver or Reimbursement	[1]		(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.51%	1.29%	1.16%	0.98%	0.79%	0.67%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government & High Quality Bond Fund, Institutional Class [Member]	52	164	285	640
Government & High Quality Bond Fund, Class R-1 [Member]	131	429	749	1,658
Government & High Quality Bond Fund, Class R-2 [Member]	118	388	680	1,512
Government & High Quality Bond Fund, Class R-3 [Member]	100	332	584	1,307
Government & High Quality Bond Fund, Class R-4 [Member]	81	272	482	1,085
Government & High Quality Bond Fund, Class R-5 [Member]	68	234	416	943

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Fixed-Rate MBS Index, which as of December 31, 2012 was 3.26 years. The Fund also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place. The R-1, R-2, R-3, R-4, and R-5 Class shares were first sold on December 15, 2008.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '06	3.41%
Lowest return for a quarter during the period of the bar chart above:	Q2 '04	-1.05%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]	Label	1 Year	5 Years	10 Years
Government & High Quality Bond Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	4.37%	5.76%	4.82%
Government & High Quality Bond Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.04%	4.18%	3.16%
Government & High Quality Bond Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.82%	3.99%	3.12%
Government & High Quality Bond Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	3.46%	4.92%	4.02%
Government & High Quality Bond Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	3.69%	5.06%	4.16%
Government & High Quality Bond Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	3.88%	5.24%	4.34%
Government & High Quality Bond Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	3.98%	5.42%	4.46%
Government & High Quality Bond Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	4.19%	5.54%	4.51%
Barclays MBS Fixed Rate Index [Member]	Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	2.60%	5.72%	5.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

High Yield Fund [Member]
HIGH YIELD FUND
Objective:
The Fund seeks to provide a relatively high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans		PFI Prospectus - Institutional Class Shares High Yield Fund [Member] High Yield Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.51%
Other Expenses (as a percentage of Assets):		0.08%
Expenses (as a percentage of Assets)		0.59%
Fee Waiver or Reimbursement	[1]	none
Net Expenses (as a percentage of Assets)		0.59%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional class shares, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional Class Shares High Yield Fund [Member] High Yield Fund, Institutional Class [Member]	60	189	329	738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2012 was 4.12 years.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

2.10% in securities rated Aaa	39.50% in securities rated Ba	0.00% in securities rated C
0.11% in securities rated Aa	37.53% in securities rated B	0.00% in securities rated D
0.31% in securities rated A	9.48% in securities rated Caa	5.19% in securities not rated
5.73% in securities rated Baa	0.05% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.84%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares High Yield Fund [Member]	Label	1 Year	5 Years	10 Years
High Yield Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.86%	9.06%	11.18%
High Yield Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	12.61%	5.63%	7.83%
High Yield Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.24%	5.72%	7.73%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	15.78%	10.45%	10.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Fund I [Member]
HIGH YIELD FUND I
Objective:
The Fund seeks high current income
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans	PFI Prospectus - Institutional Class Shares High Yield Fund I [Member] High Yield I Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.02%
Net Expenses (as a percentage of Assets)	0.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional Class Shares High Yield Fund I [Member] High Yield I Fund, Institutional Class [Member]	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2012 was 4.12 years.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	44.73% in securities rated Ba	0.00% in securities rated C
0.00% in securities rated Aa	35.13% in securities rated B	0.24% in securities rated D
0.51% in securities rated A	9.17% in securities rated Caa	1.31% in securities not rated
8.85% in securities rated Baa	0.06% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.40%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares High Yield Fund I [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
High Yield I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	14.96%	10.83%	8.65%	Dec. 29, 2004
High Yield I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	11.75%	7.53%	5.98%
High Yield I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.11%	7.35%	5.86%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	15.78%	10.45%	8.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Income Fund [Member]
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Income Fund [Member]	Income Fund, Institutional Class [Member]	Income Fund, Class R-1 Shares [Member]	Income Fund, Class R-2 Shares [Member]	Income Fund, Class R-3 Shares [Member]	Income Fund, Class R-4 Shares [Member]	Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Net Expenses (as a percentage of Assets)	0.51%	1.38%	1.25%	1.07%	0.88%	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Income Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Income Fund, Institutional Class [Member]	52	164	285	640
Income Fund, Class R-1 Shares [Member]	140	437	755	1,657
Income Fund, Class R-2 Shares [Member]	127	397	686	1,511
Income Fund, Class R-3 Shares [Member]	109	340	590	1,306
Income Fund, Class R-4 Shares [Member]	90	281	488	1,084
Income Fund, Class R-5 Shares [Member]	78	243	422	942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Aggregate Bond Index, which as of December 31, 2012 was 5.06 years. The Fund also invests in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

26.84% in securities rated Aaa	4.63% in securities rated Ba	0.00% in securities rated C
2.75% in securities rated Aa	7.32% in securities rated B	0.04% in securities rated D
18.84% in securities rated A	2.10% in securities rated Caa	1.31% in securities not rated
36.17% in securities rated Baa	0.00% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on December 15, 1975. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-4.64%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Income Fund [Member]	Label	1 Year	5 Years	10 Years
Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.69%	7.88%	6.74%
Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	7.93%	5.76%	4.62%
Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.26%	5.48%	4.50%
Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	8.75%	6.96%	5.85%
Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	8.89%	7.12%	5.99%
Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	9.08%	7.31%	6.18%
Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	9.29%	7.51%	6.36%
Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	9.43%	7.54%	6.37%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Inflation Protection Fund [Member]
INFLATION PROTECTION FUND
Objective:
The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Inflation Protection Fund [Member]	Inflation Protection Fund, Institutional Class [Member]	Inflation Protection Fund, Class R-1 [Member]	Inflation Protection Fund, Class R-2 [Member]	Inflation Protection Fund, Class R-3 [Member]	Inflation Protection Fund, Class R-4 [Member]	Inflation Protection Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Net Expenses (as a percentage of Assets)	0.40%	1.28%	1.15%	0.97%	0.78%	0.66%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Inflation Protection Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Inflation Protection Fund, Institutional Class [Member]	41	128	224	505
Inflation Protection Fund, Class R-1 [Member]	130	406	702	1,545
Inflation Protection Fund, Class R-2 [Member]	117	365	633	1,398
Inflation Protection Fund, Class R-3 [Member]	99	309	536	1,190
Inflation Protection Fund, Class R-4 [Member]	80	249	433	966
Inflation Protection Fund, Class R-5 [Member]	67	211	368	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, and currency forwards for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
Life of Fund results are measured from the date the Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '11	4.42%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.23%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Inflation Protection Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
Inflation Protection Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	7.07%	2.42%	2.66%	Dec. 29, 2004
Inflation Protection Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.81%	1.53%	1.37%
Inflation Protection Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.60%	1.52%	1.50%
Inflation Protection Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	6.20%	1.55%	1.79%	Dec. 29, 2004
Inflation Protection Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	6.29%	1.65%	1.90%	Dec. 29, 2004
Inflation Protection Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	6.55%	1.83%	2.08%	Dec. 29, 2004
Inflation Protection Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	6.67%	2.02%	2.26%	Dec. 29, 2004
Inflation Protection Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	6.84%	2.18%	2.41%	Dec. 29, 2004
Barclays US Treasury Tips Index	Barclays US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.98%	7.04%	6.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.

Money Market Fund [Member]
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans	PFI Prospectus - Institutional Class Shares Money Market Fund [Member] Money Market Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.01%
Net Expenses (as a percentage of Assets)	0.44%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Institutional Class Shares Money Market Fund [Member] Money Market Fund, Institutional Class [Member]	45	141	246	555

Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '06	1.27%
Lowest return for a quarter during the period of the bar chart above:	Q1 '10	0.00%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Money Market Fund [Member]	Label	1 Year	5 Years	10 Years
Money Market Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	none	0.59%	1.73%
Barclays U.S. Treasury Bellwethers 3 Month Index [Member]	Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.12%	0.57%	1.82%

Short-Term Income Fund [Member]
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Plans PFI Prospectus - Institutional Class Shares Short-Term Income Fund [Member]		Short-Term Income Fund, Institutional Class [Member]	Short-Term Income Fund, Class R-1 Shares [Member]	Short-Term Income Fund, Class R-2 Shares [Member]	Short-Term Income Fund, Class R-3 Shares [Member]	Short-Term Income Fund, Class R-4 Shares [Member]	Short-Term Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.03%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.46%	1.31%	1.18%	1.00%	0.81%	0.69%
Fee Waiver or Reimbursement	[1]		(0.01%)	none	(0.01%)	(0.02%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.46%	1.30%	1.18%	0.99%	0.79%	0.68%
[1]	Principal Management Corporation, ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional Plans PFI Prospectus - Institutional Class Shares Short-Term Income Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Short-Term Income Fund, Institutional Class [Member]	47	148	258	579
Short-Term Income Fund, Class R-1 Shares [Member]	132	414	717	1,578
Short-Term Income Fund, Class R-2 Shares [Member]	120	375	649	1,432
Short-Term Income Fund, Class R-3 Shares [Member]	101	317	551	1,224
Short-Term Income Fund, Class R-4 Shares [Member]	81	256	447	999
Short-Term Income Fund, Class R-5 Shares [Member]	69	220	383	857

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Barclays Credit 1-3 year Index which as of December 31, 2012 was 1.92 years. The Fund's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities. The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers. The Fund utilizes derivative strategies. Specifically, the Fund invests in Treasury futures to manage fixed income exposure.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 1, 1993. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on July 12, 2010.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-1.75%

Average Annual Total Returns - Institutional Plans PFI Prospectus - Institutional Class Shares Short-Term Income Fund [Member]	Label	1 Year	5 Years	10 Years
Short-Term Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.16%	4.31%	3.93%
Short-Term Income Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.44%	3.18%	2.65%
Short-Term Income Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.35%	3.01%	2.60%
Short-Term Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	4.28%	3.48%	3.12%
Short-Term Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	4.41%	3.60%	3.25%
Short-Term Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	4.69%	3.82%	3.45%
Short-Term Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	4.81%	3.97%	3.59%
Short-Term Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	4.93%	4.01%	3.61%
Barclays Credit 1-3 Years Index [Member]	Barclays Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.69%	4.23%	4.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for Class R-1, R-2, R-3, R-4 and R-5 shares.